Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents
Money market funds	$ 1,307,197	$ 1,678,100
Term accounts	100,000	350,000
Cash and bank balances	31,050	20,744
Total cash and cash equivalents	$ 1,438,247	$ 2,048,844	$ 1,110,567	$ 800,740